Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended																				18 Months Ended
	Oct. 31, 2019 shares	Oct. 31, 2019 USD ($)		Oct. 31, 2019 £ / shares	Oct. 31, 2019 $ / shares	Oct. 31, 2019 $ / ₪	Oct. 31, 2019 $ / £	Oct. 31, 2019 $ / $	Oct. 31, 2019 $ / €	Oct. 31, 2019 JPY (¥)	Apr. 30, 2017 shares	Apr. 30, 2017 USD ($)		Apr. 30, 2017 £ / shares	Apr. 30, 2017 $ / shares	Apr. 30, 2017 $ / ₪	Apr. 30, 2017 $ / £	Apr. 30, 2017 $ / $	Apr. 30, 2017 $ / €	Apr. 30, 2017 JPY (¥)	Oct. 31, 2018 shares	Oct. 31, 2018 USD ($)	Oct. 31, 2018 £ / shares	Oct. 31, 2018 $ / shares	Oct. 31, 2018 $ / ₪	Oct. 31, 2018 $ / £	Oct. 31, 2018 $ / $	Oct. 31, 2018 $ / €	Oct. 31, 2018 JPY (¥)
Earnings [Abstract]
(Loss)/profit for the period from continuing operations		$ (18.1)										$ 124.1	[1]									$ 707.2
From discontinued operation		1,487.2	[2]									33.7	[1]									76.9
Profit for the period		1,469.1										157.8	[1]									784.1
Number of shares [Abstract]
Weighted average number of shares (in shares) | shares	378.1										229.2										388.7
Dilutive effects of shares (in shares) | shares	4.1										8.2										11.0
Number of shares (in shares) | shares	382.2										237.4										399.7
Basic earnings per share [Abstract]
Continuing operations (in dollars / pounds per share) | (per share)				£ (0.0382)	$ (0.0487)									£ 0.4188	$ 0.5417								£ 1.3673	$ 1.8191
Discontinued operation (in dollars / pounds per share) | (per share)				3.0889	3.9337									0.1137	0.1471								0.1488	0.1979
Total Basic earnings per share (in dollars / pounds per share) | (per share)				3.0507	3.8850									0.5325	0.6888								1.5161	2.0170
Diluted earnings per share [Abstract]
Continuing operations (in dollars / pounds per share) | (per share)				(0.0382)	(0.0487)									0.4044	0.5231								1.3298	1.7692
Discontinued operation (in dollars / pounds per share) | (per share)				3.0559	3.8916									0.1098	0.1420								0.1447	0.1925
Total Diluted earnings per share (in dollars / pounds per share) | (per share)				£ 3.0181	$ 3.8435									£ 0.5142	$ 0.6651								£ 1.4745	$ 1.9617
Earnings attributable to ordinary shareholders [Abstract]
Profit/(loss) from continuing operations		(18.1)										124.1	[1]									707.2
Excluding non-controlling interests		(0.3)										0.1										(0.1)
(Loss)/profit for the period from continuing operations		(18.4)										124.2										707.1
From discontinued operation		1,487.2	[2]									33.7	[1]									76.9
Earnings attributable to ordinary shareholders		$ 1,468.8										$ 157.9										$ 784.0
Average exchange rate						0.28	1.27	0.75	1.12	110						0.26	1.29	0.76	1.09	91					0.28	1.33	0.78	1.18	90

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)
[2]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.